Cover	Oct. 01, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Vir Biotechnology, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39083
Entity Tax Identification Number	81-2730369
Entity Address, Address Line One	1800 Owens Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	415
Local Phone Number	906-4324
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	VIR
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001706431
NASDAQ - ALL MARKETS
Document Information [Line Items]
Security Exchange Name	NASDAQ